LICENSE AGREEMENT (Details Narrative) - USD ($)			3 Months Ended	12 Months Ended
	Jul. 07, 2023	Dec. 07, 2021	Mar. 31, 2024	Dec. 31, 2023	Jan. 02, 2024	Dec. 31, 2022
Fair market value			$ 0.0001	$ 0.0001		$ 0.0001
Visiox Pharmaceuticals, Inc. [Member]
Royalties			$ 30,000,000	$ 30,000,000
Accrued liabilities			265,687	510,300		$ 148,710
License fee				$ 6,000,000
Royalty payments payable rate				900.00%
Royalty annual net sales rate				1000.00%
Visiox Pharmaceuticals, Inc. [Member] | Minimum [Member]
Annual net sales			$ 30,000,000	$ 30,000,000
Visiox Pharmaceuticals, Inc. [Member] | IPO [Member]
Fixed rate per share				$ 4.4466
Accrued liabilities				$ 487,820	$ 487,820
SPARC License Agreement [Member] | Visiox Pharmaceuticals, Inc. [Member]
One time payament of license amount		$ 3,700,000
Non refundable cash payment of license amount		700,000
Granted in equity amount		$ 3,000,000
Convertible preferred stock		1,390,885
Fair market value		$ 2.1569
Unissued equity amount				3,000,000
Proceeds from issuance or sale of equity				3,000,000
Accrued in equity consideration				3,000,000
Issue additional equity				2,000,000
Royalties		$ 500,000
Preferred Units, Issued		1,390,885
SPARC License Agreement [Member] | Visiox Pharmaceuticals, Inc. [Member] | Outside US Within Territory [Member]
Royalties		$ 3,600,000
SPARC License Agreement [Member] | Visiox Pharmaceuticals, Inc. [Member] | Milestones One [Member]
One time payament of license amount		700,000
SPARC License Agreement [Member] | Visiox Pharmaceuticals, Inc. [Member] | Milestones Two [Member]
One time payament of license amount		1,590,000
SPARC License Agreement [Member] | Visiox Pharmaceuticals, Inc. [Member] | Milestones Three [Member]
One time payament of license amount		1,685,000
SPARC License Agreement [Member] | Visiox Pharmaceuticals, Inc. [Member] | Milestones Four [Member]
One time payament of license amount		7,000,000
SPARC License Agreement [Member] | Visiox Pharmaceuticals, Inc. [Member] | Milestones Five [Member]
One time payament of license amount		1,500,000
SPARC License Agreement [Member] | Visiox Pharmaceuticals, Inc. [Member] | Milestones Six [Member]
One time payament of license amount		2,500,000
Sale of products		50,000,000
SPARC License Agreement [Member] | Visiox Pharmaceuticals, Inc. [Member] | Milestones Seven [Member]
One time payament of license amount		5,000,000
Sale of products		100,000,000
SPARC License Agreement [Member] | Visiox Pharmaceuticals, Inc. [Member] | Milestones Eight [Member]
One time payament of license amount		10,000,000
Sale of products		$ 200,000,000
Santen License Agreement [Member] | Visiox Pharmaceuticals, Inc. [Member]
Issuance of common shares	$ 6,000,000
Payment for license agreement	3,000,000
Financing amount	$ 28,000,000
License fee				$ 6,000,000
Santen License Agreement [Member] | Visiox Pharmaceuticals, Inc. [Member] | One Time Payament One [Member]
Milestone method description			The Company owes a one-time payment of $10,000,000 upon approval of the NDA in the United States for the Combination Product.	The Company owes a one-time payment of $10,000,000 upon approval of the NDA in the United States for the Combination Product.
Santen License Agreement [Member] | Visiox Pharmaceuticals, Inc. [Member] | One Time Payament Two [Member]
Milestone method description			The Company owes a one-time payment of $500,000 upon the first time that USD $10,000,000 in annual net sales.	The Company owes a one-time payment of $500,000 upon the first time that USD $10,000,000 in annual net sales.
Santen License Agreement [Member] | Visiox Pharmaceuticals, Inc. [Member] | One Time Payament Three [Member]
Milestone method description			The Company owes a one-time payment of $3,000,000 upon the first time that USD $30,000,000 in annual net sales.	The Company owes a one-time payment of $3,000,000 upon the first time that USD $30,000,000 in annual net sales.
Santen License Agreement [Member] | Visiox Pharmaceuticals, Inc. [Member] | One Time Payament Four [Member]
Milestone method description			The Company owes a one-time payment of $5,000,000 upon the first time that USD $70,000,000 in annual net sales.	The Company owes a one-time payment of $5,000,000 upon the first time that USD $70,000,000 in annual net sales.
Santen License Agreement [Member] | Visiox Pharmaceuticals, Inc. [Member] | One Time Payament Five [Member]
Milestone method description			The Company owes a one-time payment of $7,000,000 upon the first time that USD $100,000,000 in annual net sales.	The Company owes a one-time payment of $7,000,000 upon the first time that USD $100,000,000 in annual net sales.
Santen License Agreement [Member] | Visiox Pharmaceuticals, Inc. [Member] | One Time Payament Six [Member]
Milestone method description			The Company owes a one-time payment of $15,000,000 upon the first time that USD $200,000,000 in annual net sales.	The Company owes a one-time payment of $15,000,000 upon the first time that USD $200,000,000 in annual net sales.
Santen License Agreement [Member] | Visiox Pharmaceuticals, Inc. [Member] | One Time Payament Seven [Member]
Milestone method description			The Company owes a one-time payment of $20,000,000 upon the first time that USD $300,000,000 in annual net sales.	The Company owes a one-time payment of $20,000,000 upon the first time that USD $300,000,000 in annual net sales.